Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Intangible Assets [Abstract]
Summary of intangible assets

	March 31, 2016	December 31, 2015
Customer lists	$3,980	$3,980
Patents and licenses	1,090	1,013
Total intangible assets	5,070	4,993
Accumulated amortization	(4,163)	(4.141)
Intangible assets, net	$907	$852